Stock-based compensation - Performance and deferred stock unit plan (Details)		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Current portion of DSU liabilities | $		$ 0	$ 5,099,000
Performance restricted share units (PSUs)
Number of units
Beginning balance (in shares)		431,714	426,569
Granted (in shares)		101,597	116,775
Vested/redeemed (in shares)		(213,623)	(111,630)
Ending balance (in shares)		319,688	431,714
Weighted-average exercise price $ per share
Outstanding, beginning of period (CAD per unit) | $ / shares		$ 12.47	$ 12.06
Granted, Weighted average exercise price (CAD per unit) | $ / shares		25.62	15.55
Vested/redeemed, Weighted average exercise price (CAD per unit) | $ / shares		8.48	14.13
Outstanding, end of period (CAD per unit) | $ / shares		$ 19.32	$ 12.47
Vested (in shares)		213,623	111,630
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate		4.21%	3.14%
Expected volatility		38.90%	48.70%
Performance restricted share unit plan | Performance restricted share units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance restricted share unit plan granted to the services to be provided		2 years
Award vesting period		3 years
Restricted share unit plan | Performance restricted share units (PSUs)
Number of units
Vested/redeemed (in shares)		(213,623)	(111,630)
Weighted-average exercise price $ per share
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements | $		$ 3,655,000	$ 3,251,000
Period for award recognition		1 year 6 months	1 year 3 months 18 days
Vested (in shares)		213,623	111,630
Settlement ratio, per PSU (in shares)		1.48	1.14
Deferred stock unit plan | Deferred stock units (DSUs)
Number of units
Beginning balance (in shares)		1,020,213	932,644
Granted (in shares)		31,575	87,569
Vested/redeemed (in shares)		(286,152)	0
Ending balance (in shares)		765,636	1,020,213
Weighted-average exercise price $ per share
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements | $		$ 0
Vested (in shares)		286,152	0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Required annual fixed remuneration in form of DSUs if shareholding guidelines are met, percentage	60.00%
Percentage of annual bonus eligible for deferred stock units	50.00%
Fair market value (CAD per share) | $ / shares		$ 27.90	$ 17.90
Award units settled during the period | $		$ 7,817,000	$ 0
Deferred stock unit plan | Deferred stock units (DSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Required annual fixed remuneration in form of DSUs, percentage				50.00%
Required annual fixed remuneration in form of DSUs if shareholding guidelines are not met, percentage	0.00%
Deferred stock unit plan | Deferred stock units (DSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Required annual fixed remuneration in form of DSUs, percentage				100.00%
Required annual fixed remuneration in form of DSUs if shareholding guidelines are not met, percentage	100.00%
Deferred stock unit plan | Deferred stock units (DSUs) | Accrued liabilities
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Current portion of DSU liabilities | $		0	5,099,000
Deferred stock unit plan | Deferred stock units (DSUs) | Other liabilities
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Non-current portion of award obligation | $		$ 21,361,000	$ 13,159,000